Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Property, plant and equipment at beginning of period	$ 171
Property, plant and equipment at end of period	1,352	$ 171
Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	69
Property, plant and equipment at end of period	934	69
Furniture, fixtures and office equipment
Property and equipment
Property, plant and equipment at beginning of period	102
Property, plant and equipment at end of period	418	102
Cost
Property and equipment
Property, plant and equipment at beginning of period	262	115
Additions	1,099	147
Acquisitions through business combinations	546
Disposals	60
Property, plant and equipment at end of period	1,847	262
Cost | Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	111	64
Additions	937	47
Acquisitions through business combinations	287
Disposals	58
Property, plant and equipment at end of period	1,277	111
Cost | Furniture, fixtures and office equipment
Property and equipment
Property, plant and equipment at beginning of period	151	51
Additions	162	100
Acquisitions through business combinations	259
Disposals	2
Property, plant and equipment at end of period	570	151
Depreciation/ Amortization
Property and equipment
Property, plant and equipment at beginning of period	(91)	(53)
Depreciation	432	38
Disposals	(28)
Property, plant and equipment at end of period	(495)	(91)
Depreciation/ Amortization | Computer hardware
Property and equipment
Property, plant and equipment at beginning of period	(42)	(24)
Depreciation	327	18
Disposals	(26)
Property, plant and equipment at end of period	(343)	(42)
Depreciation/ Amortization | Furniture, fixtures and office equipment
Property and equipment
Property, plant and equipment at beginning of period	(49)	(29)
Depreciation	105	20
Disposals	(2)
Property, plant and equipment at end of period	$ (152)	$ (49)